Standardized Measure of Discounted Future Net Cash Flows - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Annual discount factor	10.00%